Vessels, textual (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Collateral For Debt	$ 894,019
[LaeAndNamuMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels Under Construction	116,000
Costs Capitalised In Vessels	3,939
[JemoShippingCompanyIncMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels To Be Acquired	32,250
Costs Capitalised In Vessels	125
[MandaringinaIncMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels To Be Acquired	20,650
Costs Capitalised In Vessels	112
[GuamShippingCompanyIncMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels To Be Acquired	25,000
Costs Capitalised In Vessels	96
[PalauShippingCompanyIncMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels To Be Acquired	26,400
Costs Capitalised In Vessels	$ 119